Federated International Bond Strategy Portfolio
A Portfolio of Federated Managed Pool Series
(TICKER FIBPX)

SUPPLEMENT TO PROSPECTUS DATED January 31, 2013
Under the heading entitled “ Portfolio Management Information,” please delete the section and replace it with the following:
Ihab Salib
Ihab Salib is a Senior Portfolio Manager and Head of the International Fixed Income group and has been a Portfolio Manager of the Fund since inception in December 2008. He has also been the Portfolio Manager of the Underlying Fund since May 2013. Mr. Salib joined Federated in April 1999 as a Senior Fixed Income Trader/Assistant Vice President of the Fund's Adviser. In July 2000, he was named a Vice President of the Fund's Adviser and in 2007 named Senior Vice President. He has served as a portfolio manager since January 2002. From January 1994 through March 1999, Mr. Salib was employed as a Senior Global Fixed Income Analyst with UBS Brinson, Inc. Mr. Salib received his B.A. with a major in Economics from Stony Brook University.
As described in this Prospectus, the Fund may also gain exposure to emerging market fixed-income securities by investing in the Underlying Fund. Mr. Salib is the portfolio manager for the Underlying Fund.
The Fund's SAI provides additional information about the Portfolio Manager's compensation, management of other accounts and ownership of securities.
May 13, 2013
Federated International Bond Strategy Portfolio
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q451714 (5/13)
Federated International Bond Strategy Portfolio
A Portfolio of Federated Managed Pool Series
(TICKER FIBPX)

SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION DATED January 31, 2013
Under the heading entitled “ Portfolio Manager Information,” please delete the information regarding Roberto Sanchez-Dahl and Paolo H. Valle.
May 13, 2013

Federated International Bond Strategy Portfolio
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q451713 (5/13)